LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–90.95%
Aerospace & Defense–2.34%
†CAE, Inc.	29,119	$679,818
Curtiss-Wright Corp.	9,217	1,803,122
General Dynamics Corp.	11,174	2,469,119
HEICO Corp.	7,177	1,162,172
Huntington Ingalls Industries, Inc.	24,024	4,914,830
		11,029,061
Automobile Components–2.38%
†Aptiv PLC	34,583	3,409,538
BorgWarner, Inc.	101,569	4,100,341
Cie Generale des Etablissements Michelin SCA	96,403	2,962,875
†Mobileye Global, Inc. Class A	18,750	779,062
		11,251,816
Banks–2.58%
Capitol Federal Financial, Inc.	166,540	794,396
First Hawaiian, Inc.	158,947	2,868,993
Prosperity Bancshares, Inc.	23,942	1,306,754
Truist Financial Corp.	140,569	4,021,679
U.S. Bancorp	53,345	1,763,586
Westamerica BanCorp	32,286	1,396,370
		12,151,778
Beverages–0.55%
†Celsius Holdings, Inc.	15,069	2,585,840
		2,585,840
Biotechnology–1.19%
†Amicus Therapeutics, Inc.	67,120	816,179
†BioMarin Pharmaceutical, Inc.	7,778	688,197
†Cytokinetics, Inc.	26,601	783,666
†Natera, Inc.	13,481	596,534
†Neurocrine Biosciences, Inc.	11,202	1,260,225
†Sarepta Therapeutics, Inc.	8,969	1,087,222
†Viking Therapeutics, Inc.	33,394	369,672
		5,601,695
Building Products–1.04%
Cie de Saint-Gobain SA	59,045	3,550,753
Trane Technologies PLC	6,707	1,360,917
		4,911,670
Capital Markets–5.61%
Ares Management Corp. Class A	16,355	1,682,439
Bank of New York Mellon Corp.	183,202	7,813,565
LPL Financial Holdings, Inc.	7,569	1,798,773
MSCI, Inc.	3,798	1,948,678
Northern Trust Corp.	118,269	8,217,330
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T Rowe Price Group, Inc.	47,569	$4,988,561
		26,449,346
Chemicals–1.42%
Akzo Nobel NV	62,585	4,531,185
Avient Corp.	26,823	947,388
Element Solutions, Inc.	61,692	1,209,780
		6,688,353
Commercial Services & Supplies–0.72%
Republic Services, Inc.	23,980	3,417,390
		3,417,390
Communications Equipment–1.68%
†Arista Networks, Inc.	4,631	851,780
†F5, Inc.	26,388	4,252,162
Juniper Networks, Inc.	101,378	2,817,295
		7,921,237
Construction & Engineering–0.98%
Vinci SA	41,547	4,613,063
		4,613,063
Consumer Staples Distribution & Retail–2.52%
†Dollar Tree, Inc.	48,792	5,193,908
Koninklijke Ahold Delhaize NV	222,426	6,706,761
		11,900,669
Containers & Packaging–3.02%
Amcor PLC	486,042	4,452,145
Avery Dennison Corp.	6,460	1,180,048
Packaging Corp. of America	40,979	6,292,325
Sonoco Products Co.	43,065	2,340,583
		14,265,101
Diversified Consumer Services–0.16%
†Duolingo, Inc.	4,422	733,477
		733,477
Diversified REITs–0.38%
WP Carey, Inc.	32,843	1,776,149
		1,776,149
Diversified Telecommunication Services–0.53%
BCE, Inc.	65,254	2,491,014
		2,491,014
Electric Utilities–3.86%
Duke Energy Corp.	51,420	4,538,329
Edison International	71,415	4,519,855
Evergy, Inc.	69,642	3,530,850
Eversource Energy	45,886	2,668,271
Pinnacle West Capital Corp.	40,041	2,950,221
		18,207,526
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–2.34%
AMETEK, Inc.	10,977	$1,621,962
Emerson Electric Co.	59,876	5,782,225
nVent Electric PLC	25,097	1,329,890
Regal Rexnord Corp.	10,097	1,442,659
Vertiv Holdings Co.	23,781	884,653
		11,061,389
Electronic Equipment, Instruments & Components–1.31%
Cognex Corp.	10,571	448,633
Corning, Inc.	47,011	1,432,425
†Keysight Technologies, Inc.	5,159	682,587
TE Connectivity Ltd.	29,444	3,637,218
		6,200,863
Energy Equipment & Services–0.60%
Baker Hughes Co.	80,196	2,832,523
		2,832,523
Entertainment–0.95%
Electronic Arts, Inc.	15,038	1,810,575
†Spotify Technology SA	10,750	1,662,380
†Take-Two Interactive Software, Inc.	7,207	1,011,791
		4,484,746
Financial Services–0.08%
†Adyen NV	489	364,844
		364,844
Food Products–2.84%
Conagra Brands, Inc.	302,346	8,290,327
General Mills, Inc.	28,245	1,807,398
Hershey Co.	7,436	1,487,795
J M Smucker Co.	14,829	1,822,632
		13,408,152
Gas Utilities–1.51%
Atmos Energy Corp.	10,354	1,096,799
Spire, Inc.	106,819	6,043,819
		7,140,618
Ground Transportation–1.80%
Heartland Express, Inc.	168,209	2,470,990
Norfolk Southern Corp.	28,428	5,598,326
†XPO, Inc.	5,930	442,734
		8,512,050
Health Care Equipment & Supplies–4.86%
DENTSPLY SIRONA, Inc.	58,633	2,002,903
†Dexcom, Inc.	24,129	2,251,236
Embecta Corp.	62,859	946,028
†Envista Holdings Corp.	93,807	2,615,339
GE HealthCare Technologies, Inc.	11,358	772,798
†Glaukos Corp.	10,508	790,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	26,714	$1,853,952
†Lantheus Holdings, Inc.	11,822	821,392
Smith & Nephew PLC ADR	67,145	1,663,182
Zimmer Biomet Holdings, Inc.	82,126	9,216,180
		22,933,737
Health Care Providers & Services–6.97%
Cardinal Health, Inc.	38,117	3,309,318
Cencora, Inc.	16,550	2,978,504
†Centene Corp.	41,813	2,880,079
†Henry Schein, Inc.	101,696	7,550,928
Laboratory Corp. of America Holdings	21,711	4,364,997
Quest Diagnostics, Inc.	51,072	6,223,634
†R1 RCM, Inc.	26,829	404,313
Universal Health Services, Inc. Class B	41,144	5,173,035
		32,884,808
Health Care REITs–0.91%
Healthpeak Properties, Inc.	232,734	4,272,996
		4,272,996
Hotels, Restaurants & Leisure–1.15%
†Airbnb, Inc. Class A	16,094	2,208,258
†Chipotle Mexican Grill, Inc.	351	642,972
Hilton Worldwide Holdings, Inc.	17,078	2,564,774
		5,416,004
Household Products–1.21%
Kimberly-Clark Corp.	47,221	5,706,658
		5,706,658
Insurance–6.05%
Aflac, Inc.	46,518	3,570,257
Allstate Corp.	78,603	8,757,160
Hanover Insurance Group, Inc.	27,922	3,098,784
Reinsurance Group of America, Inc.	40,580	5,891,810
†Ryan Specialty Holdings, Inc.	25,060	1,212,904
Willis Towers Watson PLC	28,792	6,016,376
		28,547,291
Interactive Media & Services–0.19%
†Match Group, Inc.	22,385	876,932
		876,932
IT Services–1.22%
Amdocs Ltd.	54,583	4,611,718
†Cloudflare, Inc. Class A	18,490	1,165,609
		5,777,327
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.59%
Agilent Technologies, Inc.	13,675	$1,529,138
†Avantor, Inc.	24,319	512,645
Bio-Techne Corp.	17,938	1,221,040
†IQVIA Holdings, Inc.	9,852	1,938,381
†Mettler-Toledo International, Inc.	2,070	2,293,705
		7,494,909
Machinery–2.19%
Cummins, Inc.	9,664	2,207,837
Graco, Inc.	10,126	737,983
IMI PLC	72,736	1,391,525
Oshkosh Corp.	51,164	4,882,581
Parker-Hannifin Corp.	2,897	1,128,439
		10,348,365
Media–2.37%
Fox Corp. Class B	141,601	4,089,437
Interpublic Group of Cos., Inc.	116,877	3,349,695
Omnicom Group, Inc.	25,959	1,933,426
†Trade Desk, Inc. Class A	22,983	1,796,122
		11,168,680
Metals & Mining–0.05%
†Capstone Copper Corp.	54,588	231,494
		231,494
Multi-Utilities–2.33%
CMS Energy Corp.	49,541	2,631,122
NorthWestern Corp.	113,978	5,477,783
WEC Energy Group, Inc.	35,805	2,884,093
		10,992,998
Oil, Gas & Consumable Fuels–3.89%
Devon Energy Corp.	16,764	799,643
Diamondback Energy, Inc.	15,929	2,467,083
Enterprise Products Partners LP	241,234	6,602,575
EQT Corp.	47,481	1,926,779
Excelerate Energy, Inc. Class A	15,841	269,931
Hess Corp.	20,742	3,173,526
Occidental Petroleum Corp.	47,900	3,107,752
		18,347,289
Passenger Airlines–1.04%
Southwest Airlines Co.	182,017	4,927,200
		4,927,200
Personal Care Products–0.43%
Kenvue, Inc.	101,290	2,033,903
		2,033,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.76%
Jacobs Solutions, Inc.	12,732	$1,737,918
Paycom Software, Inc.	2,953	765,624
Verisk Analytics, Inc.	4,588	1,083,869
		3,587,411
Residential REITs–0.85%
Essex Property Trust, Inc.	18,945	4,018,045
		4,018,045
Retail REITs–2.06%
Realty Income Corp.	101,828	5,085,290
Regency Centers Corp.	77,766	4,622,411
		9,707,701
Semiconductors & Semiconductor Equipment–1.02%
†Enphase Energy, Inc.	5,838	701,436
Marvell Technology, Inc.	14,286	773,301
Monolithic Power Systems, Inc.	2,657	1,227,534
Teradyne, Inc.	20,996	2,109,258
		4,811,529
Software–2.21%
†Atlassian Corp. Class A	2,195	442,314
†Cadence Design Systems, Inc.	7,055	1,652,987
†Datadog, Inc. Class A	14,100	1,284,369
†HubSpot, Inc.	4,875	2,400,937
†Manhattan Associates, Inc.	8,579	1,695,725
†Palantir Technologies, Inc. Class A	66,461	1,063,376
†Palo Alto Networks, Inc.	5,784	1,356,001
†Splunk, Inc.	3,714	543,173
		10,438,882
Specialized REITs–1.24%
Public Storage	14,311	3,771,235
VICI Properties, Inc.	72,158	2,099,798
		5,871,033
Specialty Retail–0.23%
†Burlington Stores, Inc.	6,981	944,529
†Chewy, Inc. Class A	8,866	161,893
		1,106,422
Technology Hardware, Storage & Peripherals–0.67%
HP, Inc.	122,560	3,149,792
		3,149,792
Textiles, Apparel & Luxury Goods–0.51%
†Lululemon Athletica, Inc.	1,452	559,906
†On Holding AG Class A	65,832	1,831,446
		2,391,352
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.56%
†Beacon Roofing Supply, Inc.	42,839	$3,305,886
Bunzl PLC	102,488	3,658,834
MSC Industrial Direct Co., Inc. Class A	52,294	5,132,656
		12,097,376
Total Common Stock (Cost $420,930,886)		429,140,504
PREFERRED STOCK–0.54%
Henkel AG & Co. KGaA 2.75%	36,237	2,584,499
Total Preferred Stock (Cost $2,321,467)		2,584,499

EXCHANGE-TRADED FUND–1.46%
iShares Russell Mid-Cap Value ETF	66,038	6,890,405
Total Exchange-Traded Fund (Cost $6,872,083)		6,890,405
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	34,007,931	$34,007,931
Total Money Market Fund (Cost $34,007,931)		34,007,931

TOTAL INVESTMENTS–100.16% (Cost $464,132,367)	472,623,339
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(770,922)
NET ASSETS APPLICABLE TO 38,957,640 SHARES OUTSTANDING–100.00%	$471,852,417

†Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(6,849,849)	USD	7,280,999	12/22/23	$9,602	$—
BOA	EUR	(10,298)	USD	10,913	12/22/23	—	(19)
GSI	CAD	(4,095,176)	USD	3,037,176	12/22/23	17,980	—
GSI	CAD	124,437	USD	(92,300)	12/22/23	—	(558)
GSI	GBP	(4,578,841)	USD	5,594,428	12/22/23	4,317	—
JPMC	EUR	(6,849,849)	USD	7,282,314	12/22/23	10,917	—
MSC	EUR	(6,849,849)	USD	7,283,773	12/22/23	12,376	—
Total Foreign Currency Exchange Contracts						$55,192	$(577)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$457,875	$468,686	12/18/23	$—	$(10,811)
6	Euro	795,938	810,016	12/18/23	—	(14,078)
6	Japanese Yen	508,312	516,535	12/18/23	—	(8,223)
					—	(33,112)
Equity Contracts:
22	E-mini Russell 2000 Index	1,978,460	2,002,191	12/15/23	—	(23,731)
22	E-mini S&P 500 Index	4,758,050	4,972,601	12/15/23	—	(214,551)
49	E-mini S&P MidCap 400 Index	12,349,960	12,887,505	12/15/23	—	(537,545)
17	Euro STOXX 50 Index	755,595	765,502	12/15/23	—	(9,907)
5	FTSE 100 Index	467,970	460,137	12/15/23	7,833	—
3	Nikkei 225 Index (OSE)	639,587	654,986	12/7/23	—	(15,399)
					7,833	(801,133)
Total Futures Contracts					$7,833	$(834,245)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$429,140,504	$—	$—	$429,140,504
Preferred Stock	2,584,499	—	—	2,584,499
Exchange-Traded Fund	6,890,405	—	—	6,890,405
Money Market Fund	34,007,931	—	—	34,007,931
Total Investments	$472,623,339	$—	$—	$472,623,339
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$55,191	$—	$55,191
Futures Contract	$7,833	$—	$—	$7,833
Liabilities:
Foreign Currency Exchange Contracts	$—	$(577)	$—	$(577)
Futures Contracts	$(834,245)	$—	$—	$(834,245)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Select Mid Cap Managed Volatility Fund–7